Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

May 31, 2020

ENE-QTLY-0720
1.802168.116

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Energy Equipment & Services - 8.5%
Oil & Gas Drilling - 0.7%
Nabors Industries Ltd.	34,558	$1,280,719
Odfjell Drilling Ltd. (a)	1,835,680	1,861,976
Patterson-UTI Energy, Inc.	379,500	1,400,355
Shelf Drilling Ltd. (a)(b)	1,474,713	499,118
		5,042,168
Oil & Gas Equipment & Services - 7.8%
Baker Hughes Co. Class A	1,846,240	30,481,422
Cactus, Inc.	166,300	3,173,004
Forum Energy Technologies, Inc. (a)	491,419	142,512
Nextier Oilfield Solutions, Inc. (a)	762,900	2,212,410
Oceaneering International, Inc. (a)	378,400	2,429,328
ProPetro Holding Corp. (a)	759,300	3,758,535
RigNet, Inc. (a)	582,601	571,124
Schlumberger Ltd.	490,158	9,053,218
TechnipFMC PLC	776,400	5,745,360
		57,566,913

TOTAL ENERGY EQUIPMENT & SERVICES		62,609,081

Independent Power and Renewable Electricity Producers - 3.1%
Independent Power Producers & Energy Traders - 3.1%
Vistra Energy Corp.	1,111,700	22,723,148
Oil, Gas & Consumable Fuels - 87.4%
Integrated Oil & Gas - 42.5%
BP PLC sponsored ADR	1,721,600	39,837,824
Chevron Corp.	1,597,623	146,502,030
Exxon Mobil Corp.	2,273,448	103,373,681
Occidental Petroleum Corp. (c)	749,900	9,711,205
Suncor Energy, Inc.	407,400	7,003,783
Total SA sponsored ADR	161,900	6,084,202
		312,512,725
Oil & Gas Exploration & Production - 21.9%
Callon Petroleum Co. (a)	769,000	514,230
Canadian Natural Resources Ltd.	346,100	6,321,978
Cimarex Energy Co.	160,900	4,228,452
Concho Resources, Inc.	57,100	3,113,092
ConocoPhillips Co.	837,100	35,308,878
Devon Energy Corp.	948,000	10,247,880
EOG Resources, Inc.	609,064	31,043,992
Hess Corp.	96,500	4,580,855
Kosmos Energy Ltd.	1,018,200	1,853,124
Magnolia Oil & Gas Corp. Class A (a)	533,100	2,958,705
National Energy Services Reunited Corp. (a)	811,000	4,606,480
Noble Energy, Inc.	1,353,600	11,816,928
Northern Oil & Gas, Inc. (a)(c)	3,643,400	2,839,302
Ovintiv, Inc. (c)	258,928	1,952,045
Parsley Energy, Inc. Class A	403,200	3,685,248
PDC Energy, Inc. (a)	539,551	6,571,731
Pioneer Natural Resources Co.	296,599	27,168,468
Viper Energy Partners LP	225,159	2,361,918
		161,173,306
Oil & Gas Refining & Marketing - 11.2%
HollyFrontier Corp.	17,800	559,810
Marathon Petroleum Corp.	685,692	24,095,217
Phillips 66 Co.	310,373	24,289,791
Valero Energy Corp.	485,200	32,333,728
World Fuel Services Corp.	25,500	649,740
		81,928,286
Oil & Gas Storage & Transport - 11.8%
Cheniere Energy, Inc. (a)	813,400	36,074,290
Enterprise Products Partners LP	583,700	11,148,670
Euronav NV (c)	144,800	1,465,376
Golar LNG Ltd. (c)	380,600	3,018,158
Noble Midstream Partners LP	514,314	4,973,416
Teekay LNG Partners LP	366,400	4,089,024
The Williams Companies, Inc.	1,263,800	25,819,434
		86,588,368

TOTAL OIL, GAS & CONSUMABLE FUELS		642,202,685

TOTAL COMMON STOCKS
(Cost $956,151,292)		727,534,914

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.11% (d)	5,394,325	5,395,404
Fidelity Securities Lending Cash Central Fund 0.10% (d)(e)	8,626,054	8,626,917
TOTAL MONEY MARKET FUNDS
(Cost $14,022,321)		14,022,321
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $970,173,613)		741,557,235
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(6,268,726)
NET ASSETS - 100%		$735,288,509

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $499,118 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,449
Fidelity Securities Lending Cash Central Fund	17,491
Total	$27,940

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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